OTHER LONG-TERM ASSETS (Details Narrative) - Ethos Asset Management Loan Agreement [Member]	Mar. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security loan	$ 1,875,000
Loans payable	2,383,059
Accrued interest	$ 81,560